FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 25 – FINANCIAL INSTRUMENTS

		Financial	Financial
	Observable	instruments	instruments
	input	measured at fair	measured at	Total carrying
Categories of financial assets and liabilities (USDm):	(level 2)	value	amortized cost	value

2022
Financial assets
Loan receivables¹⁾	—	—	4.6	4.6
Trade receivables¹⁾	—	—	259.5	259.5
Other receivables	55.3	55.3	18.7	74.0
Cash and cash equivalents, including restricted cash¹⁾	—	—	323.8	323.8
Total	55.3	55.3	606.6	661.9

Financial liabilities
Borrowings¹⁾²⁾	—	—	966.9	966.9
Other non-current liabilities			3.0	3.0
Trade payables¹⁾	—	—	48.5	48.5
Other liabilities¹⁾	1.9	1.9	29.2	31.1
Total	1.9	1.9	1,047.6	1,049.5

2021
Financial assets
Loan receivables¹⁾	—	—	4.6	4.6
Trade receivables¹⁾	—	—	84.0	84.0
Other receivables	8.3	8.3	31.7	40.0
Cash and cash equivalents, including restricted cash¹⁾	—	—	171.7	171.7
Total	8.3	8.3	292.0	300.3

Financial liabilities
Borrowings¹⁾²⁾	—	—	1,135.3	1,135.3
Trade payables¹⁾	—	—	35.3	35.3
Other liabilities¹⁾	11.2	11.2	32.5	43.7
Total	11.2	11.2	1,203.1	1,214.3

2020
Financial assets
Loan receivables¹⁾	—	—	4.6	4.6
Trade receivables¹⁾	—	—	58.6	58.6
Other receivables	4.5	4.5	20.4	24.9
Cash and cash equivalents, including restricted cash¹⁾	—	—	135.6	135.6
Total	4.5	4.5	219.2	223.7

Financial liabilities
Borrowings¹⁾²⁾	—	—	842.4	842.4
Trade payables¹⁾	—	—	14.4	14.4
Other liabilities¹⁾	24.7	24.7	35.1	59.8
Total	24.7	24.7	891.9	916.6

¹⁾    Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.

²⁾    See note 20.

³⁾    Derivative financial instruments are presented in the balance sheet line “Other receivables” and ”Other liabilities”.

Fair value hierarchy for financial instruments measured at fair value in the balance sheet

Below, please find the fair value hierarchy for financial instruments measured at fair value in the balance sheet. The financial instruments in question are grouped into levels 1 to 3 based on the degree to which the fair value is observable.

●	Level 2 fair value measurements are those derived from input other than quoted prices included in level 1 which are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices)

NOTE 25 - Continued

Methods and assumptions in determining fair value of financial instruments

Derivative part of other receivables and other liabilities

The fair value of derivatives in other receivables and other liabilities is measured using accepted valuation methods with input variables such as yield curves, forward curves, spreads, etc. and compared to financial counterparties to ensure acceptable valuations. The valuation methods discount the future fixed and estimated cash flows and valuation of any option elements.